SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
31.	SEGMENT REPORTING

Prior to the Transaction, there was only one single operating segment because the Company's chief operating decision maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of Q CELLS Group. Subsequent to the Transaction on February 6, 2015, the Company identified  two, operating segments, Q CELLS Group and SolarOne Group. The Company's chief executive officer, who has been identified as the CODM, now reviews the operating results of each operating segment in order to allocate resources and assess the Company's performance. Accordingly, the financial statements include segment information which reflects the current composition of the operating segments in accordance with ASC topic 280 (“ASC 280”), Segment Reporting.

The CODM evaluates performance based on each reporting segment's net revenue, operating costs and expenses, and operating income. Net revenue, operating costs and expenses, operating income, and total assets by the segment for the year ended December 31, 2015 were as follows:

In millions of $	SolarOne Group	Q CELLS Group	Total segments	Eliminations	Consolidated

Net revenue
- External customers	1,280.2	520.6	1,800.8	-	1,800.8
- Inter-segment	58.7	326.5	385.2	(385.2)	-
Total net revenue	1,338.9	847.1	2,186.0	(385.2)	1,800.8

Total cost of revenues and operating expenses	1,258.4	845.7	2,104.1	(381.2)	1,722.9

Segment profit	33.8	14.0	47.8	(4.0)	43.8

Total assets	2,027.8	906.0	2,933.8	(386.3)	2,547.5

The following table summarizes the Group's net revenues by geographic region based on the location of the customers:

In millions of $	For the year ended December 31,
	2013	2014	2015

USA	12.6	59.3	519.4
South Korea	36.3	327.7	204.6
Japan	215.2	55.4	192.5
UK	34.0	111.1	187.5
The PRC	15.1	3.9	140.9
India	9.1	3.7	128.2
Turkey	-	0.3	120.3
Australia	19.7	12.4	73.0
Spain	0.2	0.6	59.0
Germany	80.1	67.4	42.6
France	18.7	45.6	35.8
Chile	-	-	23.4
Italy	32.0	18.0	16.0
Canada	-	5.7	13.0
Belgium	1.3	1.0	9.6
Switzerland	9.0	13.2	9.2
Malaysia	3.9	3.1	8.6
Israel	-	-	4.9
Mexico	0.1	-	1.3
South Africa	-	-	0.6
Portugal	7.6	28.9	0.5
Greece	6.0	0.6	0.3
Netherlands	1.9	0.7	0.3
Austria	5.0	4.7	-
Bulgaria	9.1	-	-
Cyprus	7.4	0.2	-
Others	5.8	9.6	9.3

Total net revenue	530.1	773.1	1,800.8

67.1%, 21.9% and 5.9% of the long-lived assets of the Group are located in the PRC, Malaysia and Korea, respectively as of December 31, 2015.

The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2014 and 2015 are as follows:

In millions of $	For the year ended December 31,
	2014	2015

Hanwha Corporation	340.8	*
Q CELLS Japan	*	193.4
*	Less than 10%